Leases - Summary of Maturities of Lease Liabilities (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Seattle Lease [Member]
2021	$ 1,938
2022	1,987
2023	2,037
2024	1,732
2025	0
Thereafter	0
Less: Imputed Interest	(683)
Total	7,011
Seoul Lease [Member]
2021	1,443
2022	1,471
2023	1,267
2025	0
Thereafter	0
Less: Imputed Interest	(328)
Total	$ 3,853